Description of Organization and Business Operations (Details)					2 Months Ended	7 Months Ended	9 Months Ended					12 Months Ended
	Mar. 02, 2021 USD ($) Day $ / shares shares	Feb. 03, 2021 $ / shares shares	Nov. 12, 2020 shares	Nov. 12, 2020	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares Month shares	Sep. 30, 2021 USD ($) $ / shares Day shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 27, 2021 Mergers	Dec. 21, 2020 shares	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fee payable						$ 11,068,750	$ 11,068,750	$ 11,068,750	$ 11,068,750	$ 11,068,750	$ 11,068,750
Cash and Cash Equivalents, at Carrying Value					$ 16,717,000	22,640,000	22,640,000	22,640,000	22,640,000	22,640,000	22,640,000	$ 16,717,000			$ 16,277,000	$ 6,818,000
Number of merger transactions | Mergers													4
Net working capital						20,453,000	20,453,000	20,453,000	20,453,000	20,453,000	20,453,000
Long term debt, Current					26,032,000	24,331,000	24,331,000	24,331,000	24,331,000	24,331,000	24,331,000	26,032,000				2,425,000
Revolving Credit Facility [Member]
Subsidiary, Sale of Stock [Line Items]
Line of credit facility, Remaining borrowing capacity						6,500,000	6,500,000	6,500,000	6,500,000	6,500,000	6,500,000
Term Loans [Member]
Subsidiary, Sale of Stock [Line Items]
Long term debt, Current					26,032,000	24,331,000	$ 24,331,000	24,331,000	24,331,000	24,331,000	24,331,000	$ 26,032,000				$ 2,425,000
Long term debt, Current maturities, Repayment terms							December of 2021
Coronavirus Aid Relief And Economic Security Act The CARES Act [Member]
Subsidiary, Sale of Stock [Line Items]
Number of years within which deferred employer portion of social security tax must be paid							2 years
Deferred employer portion of social security tax, Assumption												however, the Company expects to repay the deferred tax within the 2021 fiscal year and the Company has therefore classified it as a current liability
Employee Related Liabilities Current [Member] | Coronavirus Aid Relief And Economic Security Act The CARES Act [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred employer portion of social security tax, Current					$ 930,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 930,000
Mcap Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum	1		5,000,001	1
Sale of Units, net of underwriting discounts (in shares) | shares	31,625,000
Sale of Private Placement Warrants (in shares) | shares	5,983,333					5,983,333	5,983,333	5,983,333	5,983,333	5,983,333	5,983,333
Price of warrant | $ / shares	$ 1.50					$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants								$ 8,975,000
Payments for investment of cash in Trust Account								316,250,000
Shares Issued, Price Per Share | $ / shares	$ 10.00				$ 10.00							$ 10.00
Transaction Costs	$ 17,853,629					$ 17,853,629	$ 17,853,629	17,853,629	$ 17,853,629	$ 17,853,629	$ 17,853,629
Underwriting fees	6,325,000					6,325,000	6,325,000	6,325,000	6,325,000	6,325,000	6,325,000
Deferred underwriting fee payable	11,068,750					11,068,750	11,068,750	11,068,750	11,068,750	11,068,750	11,068,750
Other offering costs	459,879					459,879	459,879	459,879	459,879	459,879	459,879
Cash and Cash Equivalents, at Carrying Value	$ 2,431,242				$ 25,000	797,602	797,602	797,602	797,602	797,602	797,602	$ 25,000
Working capital surplus						706,131	$ 706,131	706,131	$ 706,131	$ 706,131	$ 706,131
Condition for future business combination use of proceeds percentage	80								80
Condition for future business combination threshold Percentage Ownership	50								50
Condition for future business combination threshold Net Tangible Assets	$ 5,000,001				$ 5,000,001							$ 5,000,001
Redemption period upon closure	10 days				10 days
Maximum Allowed Dissolution Expenses	$ 100,000				$ 100,000			$ 100,000
Months to complete acquisition	24									24	10
Threshold Minimum Aggregate Fair Market Value As Percentage Of Assets Held In Trust Account					80.00%
Threshold Percentage Of Outstanding Voting Securities Of Target To Be Acquired By Post Transaction Company To Complete Business Combination					50.00%
Threshold Percentage Of Public Shares Subject To Redemption Without Company Prior Written Consent	15.00%				15.00%
Initial Stock Redemption Price Following Business Combination | $ / shares					$ 10.00
Working Capital Deficit					$ 140,584
IPO [Member] | Mcap Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	31,625,000	31,625,000			27,500,000
Proceeds from Issuance Initial Public Offering	$ 316,250,000
Payments for investment of cash in Trust Account	$ 316,250,000					$ 316,250,000
Shares Issued, Price Per Share | $ / shares	$ 10.00	$ 10.00			$ 10.00							$ 10.00
Deferred underwriting fee payable					$ 9,625,000							$ 9,625,000
Cash and Cash Equivalents, at Carrying Value	$ 2,431,242
Private Placement [Member] | Private Placement Warrants | Mcap Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	5,983,333				5,433,333	5,983,333	5,983,333	5,983,333	5,983,333	5,983,333	5,983,333	5,433,333
Price of warrant | $ / shares	$ 1.50				$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 8,975,000				$ 8,150,000			$ 8,975,000
Over-Allotment Option [Member] | Mcap Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	4,125,000				31,625,000
Deferred underwriting fee payable					$ 11,068,750							$ 11,068,750
Over-Allotment Option [Member] | Private Placement Warrants | Mcap Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares					5,983,333							5,983,333		5,983,333
Proceeds from sale of Private Placement Warrants					$ 8,975,000